List of Material Subsidiaries - Schedule of List of Material Subsidiaries (Detail)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
MakeMyTrip (India) Private Limited [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of entity	MakeMyTrip (India) Private Limited	MakeMyTrip (India) Private Limited
Place of Incorporation	India	India
Ownership interest	100.00%	100.00%
Ibibo Group Holdings (Singapore) Pte. Ltd. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of entity	Ibibo Group Holdings (Singapore) Pte. Ltd.	Ibibo Group Holdings (Singapore) Pte. Ltd.
Place of Incorporation	Singapore	Singapore
Ownership interest	100.00%	100.00%
Redbus India Private Limited (Formerly Ibibo Group Private Limited) [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of entity	Redbus India Private Limited (formerly ibibo Group Private Limited)	Redbus India Private Limited (formerly ibibo Group Private Limited)
Place of Incorporation	India	India
Ownership interest	100.00%	100.00%
Quest 2 Travel.com India Private Limited [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of entity	Quest 2 Travel.com India Private Limited	Quest 2 Travel.com India Private Limited
Place of Incorporation	India	India
Ownership interest	83.66%	67.33%